Consolidated Statements of Cash Flows (Parenthetical) - Teekay Offshore [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Ship-to-Ship Transfer Business (SPT) [Member]
Cash acquired	$ 377
ALP Maritime Services B.V [Member]
Cash acquired		$ 294
Logitel Offshore Holdings [Member]
Cash acquired		$ 8,089